Loans Allowance for Loan Losses and Credit Quality (Details 2)	Dec. 31, 2022 USD ($) integer	Dec. 31, 2021 USD ($) integer
Loans Allowance for Loan Losses and Credit Quality
Residential Mortgage Loans In Process Of Foreclosure, Number Of Loans | integer	1	5
Residential Mortgage Loans In Process Of Foreclosure, Current Balance | $	$ 19,746	$ 195,082